Business Segments (Sales and Long-lived Assets) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Jan. 03, 2016		Sep. 27, 2015	[1]	Jun. 28, 2015	[1]	Mar. 29, 2015	[1]	Dec. 28, 2014		Sep. 28, 2014	[2]	Jun. 29, 2014	[2]	Mar. 30, 2014	[2]	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Sales:
Sales by country:	$ 600.0	[1]	$ 555.4		$ 577.7		$ 565.0		$ 622.3	[2]	$ 601.1		$ 597.1		$ 573.5		$ 2,298.1	$ 2,394.0	$ 2,338.6
Long-lived assets:
Long-lived assets:	1,849.0								1,924.0								1,849.0	1,924.0	1,952.0
United States
Sales:
Sales by country:																	1,805.4	1,852.0	1,776.8
Long-lived assets:
Long-lived assets:	1,332.5								1,364.7								1,332.5	1,364.7	1,320.2
Canada
Sales:
Sales by country:																	208.8	230.1	221.7
Long-lived assets:
Long-lived assets:	249.9								310.5								249.9	310.5	354.1
United Kingdom
Sales:
Sales by country:																	124.6	139.8	174.2
Long-lived assets:
Long-lived assets:	127.3								120.6								127.3	120.6	131.5
All other countries
Sales:
Sales by country:																	159.3	172.1	165.9
Long-lived assets:
Long-lived assets:	$ 139.3								$ 128.2								$ 139.3	$ 128.2	$ 146.2

[1]	Fiscal year 2015 was a 371 year, each quarter contained 91 weeks except the fourth quarter which contained 98 weeks.
[2]	Fiscal year 2014 was a P364D-week year, each quarter contained P91D weeks.